Other Income and Expenses - Summary of Other Income and Expenses (Parenthetical) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets	$ 432	$ 2,063
Venezuela [member]
Disclosure of Other Operating Income Expense [Line Items]
Impairment of long-lived assets	$ 2,053